August 1, 2008


U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549


RE:  VANGUARD NEW YORK TAX-FREE FUNDS (THE TRUST)
     FILE NO.  33-2908
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Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,


Nathan M. Will
Associate Counsel
Securities Regulation, Legal Department